Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Summary of reconciliation of cash and restricted cash

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cash and cash equivalents	68,168	135,544	1,113,988
Restricted cash	38	348,548	340,813
Cash, cash equivalents and restricted cash as presented in the consolidated statements of cash flows	68,206	484,092	1,454,801

Summary of estimated useful lives of property, equipment and leasehold improvement

Category	Estimated useful lives
Electronic equipment	3 years
Furniture and office equipment	3-5 years
Machinery and equipment	3.5-10 years
Leasehold improvement	Shorter of the term of the lease or the estimated useful lives of the assets

Summary of estimated useful lives of intangible assets

Category	Estimated useful lives
License of copyright	2 years
Software	3 years